Short-Term Loans - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2022	Jun. 30, 2021
Short Term Debt [Line Items]
Line Of Credit From Loan Facility Withdrawn	¥ 0
Mr. Xiaofeng Ma
Short Term Debt [Line Items]
Other short-term borrowings			¥ 631,000
CEO of Muhua Shangce
Short Term Debt [Line Items]
Other short-term borrowings		¥ 1,210,000	1,260,000
Loan unpaid amount					¥ 7,511,000
Mr. Xiaofeng Ma
Short Term Debt [Line Items]
Other short-term borrowings			500,000
Three Third Party Companies
Short Term Debt [Line Items]
Other short-term borrowings			900,000
CEO of Muhua Shangce and Three Third Party Companies
Short Term Debt [Line Items]
Repayment of other short-term borrowings			1,490,000
Short-Term Loan | Huanqiuyimeng
Short Term Debt [Line Items]
Short-term borrowings from bank			13,327,000
4.35% Interest loan
Short Term Debt [Line Items]
Other short-term borrowings			¥ 3,000,000
Annual interest rate			4.35%
2.00% Interest Loan | CEO of Muhua Shangce
Short Term Debt [Line Items]
Other short-term borrowings			¥ 500,000
Annual interest rate			2.00%
No Interest | CEO of Muhua Shangce
Short Term Debt [Line Items]
Other short-term borrowings		1,060,000	¥ 760,000
No Interest | Three Third Party Companies
Short Term Debt [Line Items]
Other short-term borrowings		800,000
No Interest | CEO and Director of a Partnership
Short Term Debt [Line Items]
Other short-term borrowings		¥ 700,000
Debt instrument term		14 months
6.12% Interest Loan | CEO of Muhua Shangce
Short Term Debt [Line Items]
Other short-term borrowings		¥ 150,000
Annual interest rate		6.12%
Commercial Loan
Short Term Debt [Line Items]
Line of credit				¥ 20,000,000